Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Quarterly Data (Unaudited) [Abstract]
Revenues from services	$ 5,121.1	$ 5,416.0	$ 5,321.7	$ 4,904.0	$ 5,252.1		$ 5,188.8		$ 5,040.7		$ 4,768.9		$ 20,762.8	[1]	$ 20,250.5	[1]	$ 20,678.0	[1]
Gross profit	868.8	905.6	897.3	816.5	886.6		853.6		836.4		790.1		3,488.2		3,366.7		3,442.0
Operating profit	193.3	212.3	187.4	126.9	167.0	[2]	162.4	[2]	128.1	[2]	54.4	[2]	719.9		511.9	[2]	411.7
Net earnings	117.2	130.5	109.8	70.1	101.2		94.7		68.2		23.9		427.6		288.0		197.6
Net earnings per share - basic (in dollars per share)	$ 1.49	$ 1.64	$ 1.37	$ 0.88	$ 1.28		$ 1.21		$ 0.88		$ 0.31		$ 5.38		$ 3.69		$ 2.49
Net earnings per share - diluted (in dollars per share)	$ 1.47	$ 1.61	$ 1.35	$ 0.86	$ 1.25	[3]	$ 1.18	[3]	$ 0.87	[3]	$ 0.31	[3]	$ 5.30		$ 3.62	[3]	$ 2.47
Dividends per share (in dollars per share)	$ 0.49	$ 0	$ 0.49	$ 0	$ 0.46		$ 0		$ 0.46		$ 0		$ 0.98		$ 0.92		$ 0.86
Market price [Abstract]
High (in dollars per share)	$ 71.17	$ 86.15	$ 86.26	$ 86.73	$ 86.66		$ 75.18		$ 58.23		$ 57.31
Low (in dollars per share)	$ 59.00	$ 70.10	$ 74.00	$ 72.45	$ 72.28		$ 54.65		$ 51.27		$ 43.49
Restructuring costs					$ 26.5		$ 8.1		$ 20.0		$ 34.8				$ 89.4		$ 48.8
Restructuring costs per diluted share (in dollars per share)					$ 0.24		$ 0.08		$ 0.18		$ 0.32

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2014 2013 2012 United States $3,190.6 $3,080.8 $3,132.0 France 5,378.6 5,313.6 5,448.3 Italy 1,183.4 1,093.0 1,061.6 United Kingdom 2,168.6 1,884.5 1,898.1 Total Foreign 17,572.2 17,169.7 17,546.0
[2]	Included restructuring costs of $34.8, $20.0, $8.1 and $26.5 recorded in the first, second, third and fourth quarters, respectively.
[3]	Included in the results are restructuring costs per diluted share of ($0.32), ($0.18), ($0.08) and ($0.24) for the first, second, third and fourth quarters, respectively.